Deferred tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total amount of tax attributes and deductible temporary differences	€ 1,653,700	€ 1,485,800	€ 1,179,000
Tax losses carried forward and deductible temporary differences	1,343,200	1,229,300	953,300
Amount of statutory tax losses carried forward for offset against future profits	635,600
Deferred tax assets	4,032	4,475	4,205
Expiry between 2020 and 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	2,800
Belgium.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	556,900
Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deduction carryforward applied	1,000	1,000	1,000
Innovation Income Deduction And Investment Deduction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deduction carryforward applied	310,500	256,500	225,700
Due to innovation income deduction | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carried forward innovation income to be offset against future income	301,300	247,200	224,700
Dividend received deduction carried forward to be offset against future income Screen reader support enabled. | Galapagos NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deduction carryforward applied	€ 8,200	€ 8,400	€ 0